Reconciliation of Liabilities Arising from Financing Activities - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation Of Liabilities Arising From Financing Activities
Bank and other borrowings, balance	¥ 909,981	¥ 889,439	¥ 946,120
Bank and other borrowings, cash changes	(39,611)	12,459	(64,536)
Bank and other borrowings, additions
Bank and other borrowings, finance cost	12,471	8,083	7,855
Bank and other borrowings, others
Bank and other borrowings, balance	882,841	909,981	889,439
Operating lease liabilities, balance	1,397,835	1,485,854	1,452,743
Operating lease liabilities, cash changes	(333,966)	(293,116)	(232,754)
Operating lease liabilities, additions	699,635	211,103	252,845
Operating lease liabilities, finance cost	9,320	13,262	13,020
Operating lease liabilities, others	(660,234)	(19,268)
Operating lease liabilities	1,112,590	1,397,835	1,485,854
Finance lease liabilities, balance	17,686	12,587	15,325
Finance lease liabilities, cash changes	(4,958)	(4,011)	(4,631)
Finance lease liabilities, additions	5,614	8,991	1,768
Finance lease liabilities, finance cost	171	119	125
Finance lease liabilities, others
Finance lease liabilities	18,513	17,686	12,587
Total, balance	2,325,502	2,387,880	2,414,188
Total, cash changes	(378,535)	(284,668)	(301,921)
Total, additions	705,249	220,094	254,613
Total, finance cost	21,962	21,464	21,000
Total, others	(660,234)	(19,268)
Total	¥ 2,013,944	¥ 2,325,502	¥ 2,387,880